REVERSE STOCK SPLIT (Details Narrative)	Apr. 27, 2021	May 31, 2021 $ / shares	Nov. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares
Reverse Stock Split [Abstract]
Reverse stock split	1-for-10
Stock split ratio	0.10
Common stock, par value per share		$ 0.001	$ 0.001	$ 0.001